Schedule of Investments (unaudited) June 30, 2020	iShares® Global Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 10.7%
Atlas Arteria Ltd.	13,793,568	$62,869,282
Qube Holdings Ltd.	27,436,748	54,970,478
Sydney Airport	16,129,984	62,968,144
Transurban Group	14,919,827	145,147,594

		325,955,498

Belgium — 0.1%
Euronav NV	540,804	4,352,050

Brazil — 0.4%
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR	486,131	5,109,237
Ultrapar Participacoes SA, ADR	2,192,305	7,431,914

		12,541,151

Canada — 11.1%
Enbridge Inc.	4,972,778	150,716,796
Gibson Energy Inc.	422,788	6,559,112
Inter Pipeline Ltd.	1,241,160	11,518,548
Keyera Corp.	639,126	9,699,511
Pembina Pipeline Corp.	1,510,255	37,634,401
TC Energy Corp.	2,717,838	115,737,595
Westshore Terminals Investment Corp.(a)	626,413	7,685,287

		339,551,250

Chile — 0.3%
Enel Americas SA, ADR(a)	1,039,001	7,802,898

China — 5.4%
Beijing Capital International Airport Co. Ltd., Class H	23,818,000	14,904,593
Beijing Enterprises Water Group Ltd.	8,702,000	3,390,776
CGN Power Co. Ltd., Class H(b)	14,451,000	2,983,259
China Gas Holdings Ltd.(a)	2,969,200	9,156,098
China Merchants Port Holdings Co. Ltd.	19,092,000	22,564,202
China Resources Gas Group Ltd.	1,218,000	5,932,494
China Resources Power Holdings Co. Ltd.	2,532,000	2,976,152
COSCO SHIPPING Ports Ltd.	24,872,000	13,349,873
Guangdong Investment Ltd.	4,092,000	7,021,992
Hainan Meilan International Airport Co. Ltd., Class H(c)	1,917,000	2,686,118
Jiangsu Expressway Co. Ltd., Class H	17,800,000	20,853,499
Kunlun Energy Co. Ltd.	5,666,000	3,669,893
Shenzhen Expressway Co. Ltd., Class H	10,126,000	10,242,997
Shenzhen International Holdings Ltd.	13,858,000	22,064,231
Yuexiu Transport Infrastructure Ltd.	12,430,000	8,676,438
Zhejiang Expressway Co. Ltd., Class H	20,886,000	14,767,566

		165,240,181

France — 5.7%
Aeroports de Paris	475,708	48,834,239
Engie SA(c)	2,632,701	32,526,100
Getlink SE(c)	6,329,256	91,275,761

		172,636,100

Germany — 2.1%
E.ON SE	3,118,438	35,077,274
Fraport AG Frankfurt Airport Services Worldwide(a)(c)	538,055	23,459,566
Hamburger Hafen und Logistik AG	306,045	5,183,516

		63,720,356

Italy — 8.1%
ASTM SpA	1,105,298	25,250,391
Atlantia SpA(c)	6,850,623	110,028,167
Enav SpA(b)	3,708,983	16,712,966

Security	Shares	Value

Italy (continued)
Enel SpA	10,980,005	$94,686,578

		246,678,102

Mexico — 3.1%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	626,385	23,270,203
Grupo Aeroportuario del Pacifico SAB de CV, ADR	548,746	39,410,938
Grupo Aeroportuario del Sureste SAB de CV, ADR	294,608	33,081,532

		95,762,673

Netherlands — 0.3%
Koninklijke Vopak NV	192,223	10,164,349

New Zealand — 2.4%
Auckland International Airport Ltd.	17,374,737	73,485,367

Singapore — 0.2%
SIA Engineering Co. Ltd.	3,586,200	5,064,201

Spain — 8.0%
Aena SME SA(b)(c)	1,070,657	142,737,752
Iberdrola SA	8,629,139	100,019,559

		242,757,311

Switzerland — 1.2%
Flughafen Zurich AG, Registered(c)	277,264	36,020,472

United Kingdom — 3.1%
National Grid PLC	5,338,352	65,248,334
Signature Aviation PLC	10,598,457	30,368,372

		95,616,706

United States — 37.3%
American Electric Power Co. Inc.	704,944	56,141,740
American Water Works Co. Inc.	257,497	33,129,564
Cheniere Energy Inc.(a)(c)	663,402	32,055,585
Consolidated Edison Inc.	475,245	34,184,373
Dominion Energy Inc.	1,193,796	96,912,359
Duke Energy Corp.	1,045,294	83,508,538
Equitrans Midstream Corp.	1,175,253	9,766,352
Eversource Energy	478,575	39,850,940
Exelon Corp.	1,386,050	50,299,754
FirstEnergy Corp.	770,620	29,884,644
Kinder Morgan Inc./DE	5,623,949	85,315,306
Macquarie Infrastructure Corp.	1,137,195	34,900,515
NextEra Energy Inc.	640,752	153,889,408
ONEOK Inc.	1,272,066	42,258,033
PPL Corp.	1,093,531	28,256,841
Public Service Enterprise Group Inc.	719,228	35,357,248
Sempra Energy	416,115	48,781,161
Southern Co. (The)	1,502,048	77,881,189
Targa Resources Corp.	674,095	13,529,087
WEC Energy Group Inc.	448,692	39,327,854
Williams Companies Inc. (The)	3,508,166	66,725,317
Xcel Energy Inc.	746,829	46,676,813

		1,138,632,621

Total Common Stocks — 99.5% (Cost: $3,358,776,073)		3,035,981,286

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Global Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Brazil — 0.1%
Cia. Energetica de Minas Gerais, Preference Shares, ADR, NVS	1,381,399	$2,831,868

Total Preferred Stocks — 0.1% (Cost: $4,854,009)		2,831,868

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(d)(e)(f)	21,436,264	21,464,131
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(d)(e)	4,398,000	4,398,000

		25,862,131

Total Short-Term Investments — 0.8% (Cost: $25,842,645)		25,862,131

Total Investments in Securities — 100.4% (Cost: $3,389,472,727)		3,064,675,285

Other Assets, Less Liabilities — (0.4)%		(13,720,604)

Net Assets — 100.0%		$3,050,954,681

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,355,460	16,080,804	21,436,264	$21,464,131	$750,549	(b)	$18,602		$15,202
BlackRock Cash Funds: Treasury, SL Agency Shares	4,288,000	110,000	4,398,000	4,398,000	1,584		—		—

				$25,862,131	$752,133		$18,602		$15,202

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	24	09/17/20	$2,434	$18,273
DJ U.S. Real Estate Index	128	09/18/20	3,965	(45,002)
IBEX 35 Index	32	07/17/20	2,591	(20,965)
S&P/TSX 60 Index	43	09/17/20	5,863	62,080

				$14,386

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Global Infrastructure ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,035,981,286	$—	$—	$3,035,981,286
Preferred Stocks	2,831,868	—	—	2,831,868
Money Market Funds	25,862,131	—	—	25,862,131

	$3,064,675,285	$—	$—	$3,064,675,285

Derivative financial instruments(a)
Assets
Futures Contracts	$80,353	$—	$—	$80,353
Liabilities
Futures Contracts	(65,967)	—	—	(65,967)

	$14,386	$—	$—	$14,386

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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